Lease and Non-Lease Components of Revenue and voyage charter revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of revenue
Revenue	$ 413,096,606	$ 270,972,421	$ 168,998,225
Time Charter
Disaggregation of revenue
Revenue	39,402,620	66,353,135	80,585,367
Time Charter | Lease component
Disaggregation of revenue
Revenue	30,584,686	50,536,021	59,098,416
Time Charter | Non-lease component
Disaggregation of revenue
Revenue	$ 8,817,934	$ 15,817,114	$ 21,486,951